Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of financial expenses, net [Abstract]
Interest expense and amortization of discount on convertible notes	$ 621	$ 184
Bank fees	1
Change in fair value of derivative warrant liability	1,065
Exchange rate differences	(4)	1
Total financial expenses, net	$ 1,683	$ 185